Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Balance Sheets - Parent [Member] - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	¥ 12,927,318	¥ 5,080,204
investment securities	5,305,137	11,320,828
Investments in subsidiaries	392,559,403	392,559,403
Other assets	196,071,985	212,636,091
Total assets	606,863,843	621,596,526
Accrued employee benefits	425,994	620,748
Other operating liabilities	12,485,706	10,827,876
Total liabilities	12,911,700	11,448,624
Ordinary shares (USD0.0001 par value; 3,800,000,000 shares authorized; 1,559,576,960 shares issued and 1,371,643,240 shares outstanding as of December 31, 2022 and December 31, 2023, respectively)	916,743	916,743
Treasury stock	(101,277,607)	(87,631,475)
Additional paid-in capital	705,422,445	705,422,445
Retained earnings	(16,951,566)	(7,944,752)
Accumulated other comprehensive losses	5,842,128	(615,059)
Total shareholders’ equity	593,952,143	610,147,902
Total liabilities and shareholders’ equity	¥ 606,863,843	¥ 621,596,526